Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2040 Fund
June 30, 2025
AFF40-NPRT1-0825
1.818366.120
Bond Funds - 14.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	122,296	1,224,181
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	158,278	1,220,323
Fidelity Series Emerging Markets Debt Fund (b)	1,660,498	13,450,037
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	445,203	4,278,404
Fidelity Series Floating Rate High Income Fund (b)	282,535	2,503,259
Fidelity Series High Income Fund (b)	1,645,088	14,476,774
Fidelity Series International Credit Fund (b)	151,298	1,279,978
Fidelity Series International Developed Markets Bond Index Fund (b)	7,494,513	65,352,152
Fidelity Series Investment Grade Bond Fund (b)	16,115,430	162,765,841
Fidelity Series Long-Term Treasury Bond Index Fund (b)	27,286,924	146,803,649
Fidelity Series Real Estate Income Fund (b)	256,077	2,565,888
TOTAL BOND FUNDS (Cost $457,870,779)		415,920,486

Domestic Equity Funds - 48.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	12,104,855	204,814,146
Fidelity Advisor Series Growth Opportunities Fund (b)	8,017,322	144,873,010
Fidelity Series All-Sector Equity Fund (b)	7,171,539	95,022,897
Fidelity Series Commodity Strategy Fund (b)	54,930	4,992,036
Fidelity Series Intrinsic Opportunities Fund (b)	3,012,962	33,142,581
Fidelity Series Large Cap Stock Fund (b)	10,682,045	276,558,143
Fidelity Series Large Cap Value Index Fund (b)	1,552,151	26,774,597
Fidelity Series Opportunistic Insights Fund (b)	6,534,396	176,755,411
Fidelity Series Small Cap Core Fund (b)	645,120	7,522,099
Fidelity Series Small Cap Discovery Fund (b)	2,282,194	24,716,163
Fidelity Series Small Cap Opportunities Fund (b)	3,319,516	48,498,135
Fidelity Series Stock Selector Large Cap Value Fund (b)	11,406,126	161,510,741
Fidelity Series Value Discovery Fund (b)	9,940,310	160,734,810
TOTAL DOMESTIC EQUITY FUNDS (Cost $861,000,926)		1,365,914,769

International Equity Funds - 36.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,161,581	76,531,466
Fidelity Series Emerging Markets Fund (b)	6,366,296	64,999,878
Fidelity Series Emerging Markets Opportunities Fund (b)	12,144,974	260,145,353
Fidelity Series International Growth Fund (b)	9,983,460	198,171,691
Fidelity Series International Small Cap Fund (b)	1,841,582	36,536,989
Fidelity Series International Value Fund (b)	12,982,119	198,236,951
Fidelity Series Overseas Fund (b)	12,206,508	197,745,423
Fidelity Series Select International Small Cap Fund (b)	166,559	2,218,568
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $657,772,008)		1,034,586,319

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	1,560,000	1,558,365
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	1,260,000	1,257,682
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	3,160,000	3,151,591
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	2,460,000	2,451,458
US Treasury Bills 0% 8/14/2025 (d)	4.32	50,000	49,737
US Treasury Bills 0% 8/28/2025 (d)	4.28	130,000	129,094
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,597,819)			8,597,927

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $4,657,083)	4.32	4,656,152	4,657,083

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,989,898,615)	2,829,676,584
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,580,146)
NET ASSETS - 100.0%	2,828,096,438

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	263	Sep 2025	35,264,355	301,804	301,804
ICE MSCI Emerging Markets Index Contracts (United States)	201	Sep 2025	12,396,675	239,278	239,278

TOTAL EQUITY CONTRACTS					541,082

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	714	Sep 2025	80,046,094	1,747,347	1,747,347
CBOT US Treasury Long Bond Contracts (United States)	259	Sep 2025	29,865,938	1,208,985	1,208,985

TOTAL INTEREST RATE CONTRACTS					2,956,332

TOTAL PURCHASED					3,497,414

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	188	Sep 2025	58,785,250	(2,078,332)	(2,078,332)

TOTAL FUTURES CONTRACTS					1,419,082
The notional amount of futures purchased as a percentage of Net Assets is 5.5%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,858,703.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,143,785	15,454,296	21,940,998	62,257	-	-	4,657,083	4,656,152	0.0%
Total	11,143,785	15,454,296	21,940,998	62,257	-	-	4,657,083

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	188,341,489	1,477,130	14,313,533	-	(44,781)	29,353,841	204,814,146	12,104,855
Fidelity Advisor Series Growth Opportunities Fund	131,740,577	1,460,610	17,248,845	-	1,397,518	27,523,150	144,873,010	8,017,322
Fidelity Advisor Series Small Cap Fund	643,925	-	628,226	-	40,694	(56,393)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,299,885	14,405	97,114	4,812	1,828	5,177	1,224,181	122,296
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,245,273	16,912	35,103	4,793	(7,372)	613	1,220,323	158,278
Fidelity Series All-Sector Equity Fund	84,294,013	3,041,151	4,717,825	-	(21,005)	12,426,563	95,022,897	7,171,539
Fidelity Series Canada Fund	67,866,304	538,721	1,925,453	-	455,996	9,595,898	76,531,466	4,161,581
Fidelity Series Commodity Strategy Fund	5,232,978	40,393	117,011	-	6,101	(170,425)	4,992,036	54,930
Fidelity Series Emerging Markets Debt Fund	13,250,209	308,315	321,782	197,232	(37,109)	250,404	13,450,037	1,660,498
Fidelity Series Emerging Markets Debt Local Currency Fund	4,028,313	28,276	81,908	-	(7,512)	311,235	4,278,404	445,203
Fidelity Series Emerging Markets Fund	59,127,741	1,102,704	2,045,881	-	40,064	6,775,250	64,999,878	6,366,296
Fidelity Series Emerging Markets Opportunities Fund	236,653,377	3,456,369	8,152,179	-	277,526	27,910,260	260,145,353	12,144,974
Fidelity Series Floating Rate High Income Fund	2,485,821	70,411	58,506	50,214	(3,347)	8,880	2,503,259	282,535
Fidelity Series High Income Fund	14,042,801	341,464	315,931	232,401	(708)	409,148	14,476,774	1,645,088
Fidelity Series International Credit Fund	1,253,436	15,837	-	15,836	-	10,705	1,279,978	151,298
Fidelity Series International Developed Markets Bond Index Fund	57,308,532	8,618,429	1,315,415	278,209	(19,604)	760,210	65,352,152	7,494,513
Fidelity Series International Growth Fund	176,737,363	6,126,201	4,921,204	-	132,131	20,097,200	198,171,691	9,983,460
Fidelity Series International Small Cap Fund	36,475,548	28,623	6,029,193	-	1,230,353	4,831,658	36,536,989	1,841,582
Fidelity Series International Value Fund	191,208,356	1,439,792	16,981,152	-	5,268,890	17,301,065	198,236,951	12,982,119
Fidelity Series Intrinsic Opportunities Fund	31,802,951	240,570	947,505	-	(70,399)	2,116,964	33,142,581	3,012,962
Fidelity Series Investment Grade Bond Fund	133,662,819	31,477,784	2,973,435	1,523,223	(11,527)	610,200	162,765,841	16,115,430
Fidelity Series Large Cap Stock Fund	254,596,495	3,128,135	19,473,758	-	4,656,964	33,650,307	276,558,143	10,682,045
Fidelity Series Large Cap Value Index Fund	25,276,381	1,053,979	519,221	-	(1,442)	964,900	26,774,597	1,552,151
Fidelity Series Long-Term Treasury Bond Index Fund	138,160,819	17,066,145	5,155,963	1,290,028	(2,647,920)	(619,432)	146,803,649	27,286,924
Fidelity Series Opportunistic Insights Fund	161,957,683	1,270,379	14,505,207	-	680,400	27,352,156	176,755,411	6,534,396
Fidelity Series Overseas Fund	178,500,791	1,505,214	5,275,749	-	1,291,327	21,723,840	197,745,423	12,206,508
Fidelity Series Real Estate Income Fund	2,556,392	57,540	58,552	37,296	(130)	10,638	2,565,888	256,077
Fidelity Series Select International Small Cap Fund	472,707	1,482,583	7,166	-	(89)	270,533	2,218,568	166,559
Fidelity Series Small Cap Core Fund	7,033,516	116,946	161,155	-	(25,105)	557,897	7,522,099	645,120
Fidelity Series Small Cap Discovery Fund	23,321,224	606,952	528,878	416,335	(41,670)	1,358,535	24,716,163	2,282,194
Fidelity Series Small Cap Opportunities Fund	45,551,728	598,041	1,925,488	-	266,626	4,007,228	48,498,135	3,319,516
Fidelity Series Stock Selector Large Cap Value Fund	149,254,312	9,115,390	3,101,581	-	(67,765)	6,310,385	161,510,741	11,406,126
Fidelity Series Value Discovery Fund	152,228,570	6,937,629	3,101,581	-	(17,059)	4,687,251	160,734,810	9,940,310
	2,577,612,329	102,783,030	137,041,500	4,050,379	12,721,874	260,345,841	2,816,421,574

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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